SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Composition of Shares Capital

a.Composition of shares capital of the Company:

December 31, 2018		December 31, 2019
Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

500,000,000	49,269,626	500,000,000	51,525,919

Total Share-Based Compensation Expense

F - 44

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:-SHAREHOLDERS' EQUITY (Cont.)

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs and employee stock purchase rights issued pursuant to the Company's Employee Share Purchase Plan (“ESPP”) and recognized for the years ended December 31, 2017, 2018 and 2019 was comprised as follows:

	Year ended December 31,
	2017	2018	2019

Cost of revenues	$2,930	$4,418	$5,854
Research and development	26,227	39,417	56,161
Sales and marketing	6,585	9,770	18,458
General and administrative	11,958	18,725	28,864

Total share-based compensation expense	$47,700	$72,330	$109,337

Schedule of Stock Options Granted to Employees Activity

A summary of the activity in options granted to employees for the year ended December 31, 2019 is as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2018	7,663,313	$25.81	5.91	$496,978

Granted	1,068,589	$105.46
Exercised	(1,225,170)	$22.18
Forfeited	(68,613)	$60.35

Balance at December 31, 2019	7,438,119	$37.53	5.49	$631,994

Exercisable at December 31, 2019	5,295,987	$20.22	4.31	$541,129

Vested and expected to vest at December 31, 2019	7,322,566	$36.83	5.44	$627,224

Schedule of Stock Option Valuation Assumptions - Compensation to Employees

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2017, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019

Expected volatility	45.46%-48.04	45.19%-46.64%	42.60%-45.24%
Expected dividends	0%	0%	0%
Expected term (in years)	5.03 -7.07	5.17 -7.53	4.94 -4.99
Risk free rate	1.82%-2.27%	2.59%-3.03%	1.51%-2.47%

Summary of Options Data

A summary of options data for the years ended December 31, 2017, 2018 and 2019, is as follows:

	Year ended December 31,
	2017	2018	2019

Weighted-average grant date fair value of options granted	$27.50	$34.93	$53.67
Total intrinsic value of the options exercised	$75,763	$137,448	$128,003
Total fair value of shares vested	$20,780	$27,629	$33,316

Schedule of Options Outstanding and Exercisable

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2019:

Exercise price (range)	Options outstanding as of December 31, 2019	Weighted average remaining contractual term	Options exercisable as of December 31, 2019	Weighted average remaining contractual term
		(years)		(years)

0.001-0.17	1,064,706	3.69	1,052,071	3.63
0.18-0.5	1,253,657	0.99	1,253,657	0.99
0.51-18.08	636,191	3.21	635,878	3.21
18.09-20.94	462,216	4.92	459,216	4.92
20.95-26.84	685,352	5.89	622,121	5.86
26.85-52.2	897,441	7.04	563,317	7.01
52.21-61.75	955,157	8.11	396,739	8.11
61.76-101.67	494,974	8.46	190,942	8.20
101.68-102.67	739,341	9.12	86,948	9.12
102.68-143.79	249,084	9.29	35,098	8.94

	7,438,119	5.49	5,295,987	4.31

Schedule Stock Options Outstanding and Exercisable to Non-Employees

The following table summarizes information about the Company's outstanding and exercisable options to purchase ordinary shares granted to non-employees consultants as of December 31, 2019:

Grant Date	Options outstanding as of December 31, 2019	Exercise price	Exercisable as of December 31, 2019	Exercisable through
		$
January 25, 2011	6,000	0.67	6,000	January 25, 2021
January 9, 2013	3,400	2.34	3,400	January 9, 2023

	9,400		9,400

Schedule of Stock Option Valuation Assumptions - Non-Employees

The following table set forth the parameters used in computation of the employee stock purchase plan for the years ended December 31, 2017, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019

Expected volatility	33.6%-43.4%	39.9%-41.2%	31.88%-54.49%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.47%-0.79%	1.85%-2.28%	1.89%-2.52%

Schedule of Restricted Stock Unit Activity

f.A summary of RSU activity for the year ended December 31, 2019, is as follows:

	Number of shares	Weighted average grant date fair value per share
		$
Unvested as of December 31, 2018	2,090,512	$66.53
Granted	1,182,364	$125.47
Vested	(952,715)	$65.50
Forfeited	(195,731)	$80.88

Unvested as of December 31, 2019	2,124,430	$98.50